Operating Segments (Details) - Schedule of Segment Revenues and Results - Operating segments [member] - MYR (RM)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Segment Revenues and Results [Line Items]
Revenue	RM 90,798,144	RM 35,569,882	RM 47,475,042
Net profit	33,198,525	13,891,022	27,488,144
Other gains and losses	(517,819)	(115,972)	(324,944)
Interest income	7,323	49	1,571
Finance cost	(92,587)	(51,104)	(106,473)
Profit before income tax	32,595,442	13,723,995	27,058,298
Income tax (expense)/credit	619,698	6,590,981	(7,120,480)
Profit for the year	33,215,140	20,314,976	19,937,818
Interest Income Revenue	1,897,005
Interest Income Net profit	1,036,516
Business Strategy And Consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	67,252,153	17,681,457	27,308,368
Net profit	21,908,118	4,695,816	11,425,338
Technology Development Solutions And Consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	20,525,915	17,505,200	19,425,038
Net profit	9,918,688	8,450,724	15,737,127
Other Segments [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	1,123,071	383,225	741,636
Net profit	RM 335,203	RM 744,482	RM 325,679